Summary of Significant Accounting Policies - Additional Information (Detail) - RUB (₽)	12 Months Ended			84 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line items]
Russian pension fund contribution rate for amount of salary above limit	10.00%
Russian pension fund contribution rate for amount of salary below limit	22.00%
Employee's annual income	₽ 1,500,000
Non-taxable income right [member]
Summary Of Significant Accounting Policies [Line items]
Amount of non-taxable income of controlled foreign corporation	₽ 10,000,000	₽ 10,000,000	₽ 10,000,000
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives	2 years
Remaining production lives for sites	1 year
Bottom of range [member] | Land [member]
Summary Of Significant Accounting Policies [Line items]
Right of use assets useful life	2 years
Bottom of range [member] | Transfer pricing [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				25.00%
Bottom of range [member] | Transfer pricing [member] | Scenario [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				10.00%
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives	25 years
Remaining production lives for sites	117 years
Top of range [member] | Land [member]
Summary Of Significant Accounting Policies [Line items]
Right of use assets useful life	70 years
Weighted average [member]
Summary Of Significant Accounting Policies [Line items]
Remaining production lives for sites	13 years